Schedule of other income (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Other income	$ 2,477,145	$ 3,185,361	$ 266,158	$ 100,288
Government Grant Job Support Scheme [Member]
Other income	34,685	44,601	69,500	63,190
Government Grant Others [Member]
Other income
Other Interest Income [Member]
Other income	139,591	179,500	143,695
Gain Loss On Sale Of Investments [Member]
Other income	2,247,453	2,890,000
Others [Member]
Other income	$ 55,416	$ 71,260	$ 52,963	$ 37,098